Debt (Debt Maturing Within One Year) (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure
Current maturities of long-term debt		$ 9,828	$ 7,632
Bank borrowings	[1]	4	4
Total		$ 9,832	$ 7,636

[1]	Outstanding balance of short-term credit facility of a foreign subsidiary.